Consolidated Statement of Changes in Stockholders' Equity (US VR Global Inc.) - US VR Global Inc. [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income/(Loss) [Member]	Accumulated Losses [Member]	Stockholders Equity [Member]
Balance at Feb. 26, 2017
Balance, shares at Feb. 26, 2017
Issuance of share capital - founder's shares	$ 1,500				1,500
Issuance of share capital - founder's shares, shares	15,000,000
Issuance of share capital - founder's shares	$ 68,975				68,975
Issuance of share capital - founder's shares, shares	689,749,000
Issuance of management stock completed on August 24, 2017 at $0.0010 per share	$ 1,702	15,315			17,017
Issuance of management stock completed on August 24, 2017 at $0.0010 per share, shares	17,017,000
Net loss				(1,976,840)	(1,976,840)
Balance at Dec. 31, 2017	$ 72,177	$ 15,315		$ (1,976,840)	$ (1,889,348)
Balance, shares at Dec. 31, 2017	721,766,000